Life Insurance Operations - Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts (Detail) - Variable Annuity and Variable Life Insurance Contracts - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Life insurance premiums and related investment income
Net realized and unrealized gains or losses from investment assets	¥ 826	¥ 2,419	¥ (10,994)	¥ 13,282
Net gains or losses from derivative contracts	(455)	(198)	(203)	(1,359)
Life insurance costs
Changes in the fair value of the policy liabilities and policy account balances	(7,286)	(10,004)	(35,931)	(50,289)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	6,213	11,145	23,179	58,161
Changes in the fair value of the reinsurance contracts	564	295	76	1,028
Futures
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	(652)	(83)	200	(1,206)
Foreign exchange contracts
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	¥ 197	¥ (115)	¥ (403)	¥ (153)